LONG-TERM BANK LOAN (Tables)	6 Months Ended
Mar. 31, 2026
LONG-TERM BANK LOAN
Schedule of long-term bank loans

	Annual
	Interest	Maturity	March	September
	Rate	date	31, 2026	30, 2025
China Construction Bank	3.4%	November 13, 2027	$434,909	$421,408
Total			$434,909	$421,408